Note 22 - Determination of Fair Values	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of fair value measurement [text block]
22.	Determination of fair values:

Certain of the Corporation’s accounting policies and disclosures require the determination of fair value, for both financial assets and liabilities. Fair values have been determined for measurement and/or disclosure purposes based on the following methods.

Financial assets and liabilities:

In establishing fair value, the Corporation uses a fair value hierarchy based on levels as defined below:

•	Level 1: defined as observable inputs such as quoted prices in active markets.

•	Level 2: defined as inputs other than quoted prices in active markets that are either directly or indirectly observable.

•	Level 3: defined as inputs that are based on little or no observable market data, therefore requiring entities to develop their own assumptions.

The Corporation has determined that the carrying values of its short-term financial assets and liabilities approximate their fair value given the short-term nature of these instruments. The fair value of the liability component of the convertible debenture is determined by discounting future cash flows using a rate that the Corporation could obtain for loans with similar terms, conditions and maturity dates. The fair value of this liability at
March 31, 2018
approximates the carrying amount and was measured using level
3
inputs.

Derivative warrant liabilities:

The Corporation measured its derivative warrant liabilities at fair value on a recurring basis. These financial liabilities were measured using a level
3
inputs
(Note
11
).

As at
March 31, 2018,
the effect of an increase or a decrease of
5%
of the volatility used, which is the significant unobservable input in the fair value estimate, would result in a loss of
$241
or a gain of
$254,
respectively.

As at
March 31, 2018,
the effect of a
5%
strengthening of the US dollar, would result in a loss of
$320.
An assumed
5%
weakening of the foreign currency would have an equal but opposite effect on the basis that all other variables remained constant.